Long-Term Debt - Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Finance leases	$ 57
Total long-term debt	2,717	$ 2,539
Less current portion	(175)	(143)
Total long-term debt, less current portion	2,542	2,396
2.67% due 2028, floating interest rate at Euribor + 0.589% [Member]
Debt Instrument [Line Items]
Loans payable	163	202
1.20% due 2029, floating interest rate at Euribor + 0.564% [Member]
Debt Instrument [Line Items]
Loans payable	183	222
1.31% due 2031, floating interest rate at Euribor + 0.583% [Member]
Debt Instrument [Line Items]
Loans payable	322	379
0.89% due 2031, floating interest rate at Euribor + 0.660% [Member]
Debt Instrument [Line Items]
Loans payable	159	187
3.15% due 2027, floating interest rate at Euribor + 0.690% [Member] | Cassa Depositi e Prestiti SpA ("CDP") [Member]
Debt Instrument [Line Items]
Loans payable	120	156
1.85% due 2027, floating interest rate at Euribor + 0.550% [Member] | Cassa Depositi e Prestiti SpA ("CDP") [Member]
Debt Instrument [Line Items]
Loans payable	107	0
2.15% due 2027, floating interest rate at Euribor + 0.850% [Member] | Cassa Depositi e Prestiti SpA ("CDP") [Member]
Debt Instrument [Line Items]
Loans payable	107	0
Zero-coupon, due 2025 (Tranche A) [Member] | Senior Unsecured Convertible Bonds
Debt Instrument [Line Items]
Senior unsecured convertible bonds	748	713
Zero-coupon, due 2027 (Tranche B) [Member] | Senior Unsecured Convertible Bonds
Debt Instrument [Line Items]
Senior unsecured convertible bonds	747	674
3.86% due 2027, fixed interest rate
Debt Instrument [Line Items]
Finance leases	38	0
3.78% due 2042, fixed interest rate
Debt Instrument [Line Items]
Finance leases	19	0
0.32% (weighted average), due 2023-2028, fixed interest rate [Member]
Debt Instrument [Line Items]
Other Loans Payable	$ 4	$ 6